Long-term Debt (Details)	4 Months Ended	6 Months Ended
	May 03, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Loan reference interest rate		LIBOR
Repayments of debt		$ 108,722,000	$ 5,190,000
Write off of unamortized issuance costs		(21,000)	(358,000)
Cash and cash equivalents		218,651,000					$ 257,911,000
Restricted cash		$ 10,425,000	$ 12,120,000				7,169,000
Weighted average interest rate		5.40%	4.58%
8.30% 2022 Notes
Debt Instrument [Line Items]
Unamortized deferred financing fees		$ 1,797,000					2,000,000
Not legally restricted
Debt Instrument [Line Items]
Cash and cash equivalents		52,463,000					51,359,000
Legally restricted
Debt Instrument [Line Items]
Restricted cash		$ 21,845,000					$ 15,589,000
NBG $30,000 Facility
Debt Instrument [Line Items]
Initiation date		Apr. 19, 2018
Maximum borrowing capacity		$ 30,000,000
Maturity date		Dec. 31, 2022
Number of installments		19
Frequency of payments		quarterly
Date of first required payment		Aug. 31, 2018
Repayment installment		$ 950,000
Balloon installment		$ 11,950,000
Vessels provided as collateral		The NBG $30,000 Facility is secured by a first priority mortgage on the vessels previously pledged under Commerzbank $120,000 Facility (Star Aurora, Star Gamma, Star Delta, Star Epsilon, Star Theta and Star Iris)
Line of credit facility, description		For the refinancing of the Commerzbank $120,000 Facility
Commerzbank $120,000 Facilitiy
Debt Instrument [Line Items]
Repayments of debt	$ 34,726,000
Write off of unamortized issuance costs	$ 21,000
DNB $310,000 Facility
Debt Instrument [Line Items]
Initiation date		Apr. 30, 2018
Maximum borrowing capacity		$ 310,000,000
Vessels provided as collateral		The loan will be secured by a first priority mortgage on the vessels previously pledged under the refinanced facilities
DNB $310,000 Facility | Tranche A
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 240,000,000
Number of installments		20
Frequency of payments		quarterly
Repayment installment		$ 8,696,000
Balloon installment		$ 66,087,000
Line of credit facility, description		The tranche of $240,000 will be used to refinance the remaining aggregate outstanding amount under the ABN $87,458 Facility, the DNB-SEB-CEXIM $227,500 Facility, the DNB $120,000 Facility, the Deutsche Bank AG $39,000 Facility and the ABN AMRO Bank N.V. $30,844 Facility, respectively.
DNB $310,000 Facility | Tranche B
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 70,000,000
Number of installments		12
Frequency of payments		quarterly
Repayment installment, percentage		5.55%
Line of credit facility, description		The tranche of $70,000 will be used for working capital purposes.
ING $45,000 Facility
Debt Instrument [Line Items]
Initiation date		Apr. 30, 2018
Maximum borrowing capacity		$ 45,000,000
Number of installments		28
Frequency of payments		quarterly
Repayment installment		$ 937,500
Balloon installment		$ 18,750,000
Vessels provided as collateral		The facility will be secured by a first priority mortgage on the vessels previously pledged under the refinanced Deutsche Bank $85,000 Facility.
Line of credit facility, description		The "ING $45,000 Facility" will be used to refinance the outstanding amount under the Deutsche Bank $85,000 Facility.
Citi $130,000 Facility
Debt Instrument [Line Items]
Initiation date		Apr. 30, 2018
Maximum borrowing capacity		$ 130,000,000
Number of installments		20
Frequency of payments		quarterly
Repayment installment		$ 3,650,000
Balloon installment		$ 57,000,000
Vessels provided as collateral		The Citi $130,000 Facility will be secured by a first priority mortgage on the vessels previously pledged under the refinanced Citi Facility and the 5 applicable Augustea Vessels.
Line of credit facility, description		The "Citi $130,000 Facility" will be used to refinance in full the approximately $65,000 outstanding under the Citi Facility and provide approximately $65,000 to refinance the existing indebtedness of five of the Augustea Vessels.
CreditAgricole $43,000 Facility
Debt Instrument [Line Items]
Initiation date		Jun. 30, 2018
Maximum borrowing capacity		$ 43,000,000
Number of installments		20
Frequency of payments		quarterly
Repayment installment		$ 625,000
Balloon installment		$ 9,000,000
Vessels provided as collateral		The facility will be secured by the two vessels previously securing the Credit Agricole $70,000 Facility.
Line of credit facility, description		The "Credit Agricole $43,000 Facility" will be used to refinance the outstanding amount under the Credit Agricole $70,000 Facility.
Number of loan tranches		2
Restructuring Letter Agreements
Debt Instrument [Line Items]
Prepayment amount				$ 22,723,000	$ 30,000,000	$ 35,632,000